Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of provision matrix [line items]
Provisions	€ 13,987	€ 13,225	[1]	€ 14,686	€ 14,489	€ 14,459
Other combined provisions
Disclosure of provision matrix [line items]
Provisions	5,508	5,649		€ 5,841	5,841	€ 5,712
Provisions for taxes
Disclosure of provision matrix [line items]
Provisions	759	864			1,006
Provisions for other legal proceedings
Disclosure of provision matrix [line items]
Provisions	1,522	1,451			1,307
Provision for customer remediation
Disclosure of provision matrix [line items]
Provisions	725	652			885
Provision for customer remediation | Banco Popular Espanol, S.A.
Disclosure of provision matrix [line items]
Offset in part by the use of the available provisions	47
Regulatory framework-related provisions
Disclosure of provision matrix [line items]
Provisions	67	105			101
Provision for restructuring
Disclosure of provision matrix [line items]
Provisions	641	492			360
Other
Disclosure of provision matrix [line items]
Provisions	1,018	1,226			1,314
SPAIN | Other combined provisions
Disclosure of provision matrix [line items]
Provisions	1,381	1,647			1,666
SPAIN | Provision for restructuring
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	271
Offset in part by the use of the available provisions	165
European Union (excluding Spain) | Other combined provisions
Disclosure of provision matrix [line items]
Provisions	1,100	1,044			1,127
Other Foreign Countries Not Including Countries In EU | Other combined provisions
Disclosure of provision matrix [line items]
Provisions	3,027	2,958			3,048
BRAZIL | Other combined provisions
Disclosure of provision matrix [line items]
Provisions	2,484	2,496			2,504
BRAZIL | Provisions for employment-related proceedings
Disclosure of provision matrix [line items]
Provisions	776	€ 859			€ 868
BRAZIL | Provisions for other legal proceedings
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	183
Offset in part by the use of the available provisions	229
BRAZIL | Provision for restructuring
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	166
Offset in part by the use of the available provisions	40
BRAZIL | Provisions For Labour Processes
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	291
Offset in part by the use of the available provisions	394
UK | Provision for customer remediation
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	192
Offset in part by the use of the available provisions	175
UK | Regulatory framework-related provisions
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	99
Offset in part by the use of the available provisions	103
UK | Provision for restructuring
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	186
Offset in part by the use of the available provisions	139
PUERTO RICO | Provision for customer remediation
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	59
Offset in part by the use of the available provisions	41
POLAND | Regulatory framework-related provisions
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	123
POLAND | Provision for restructuring
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	63
Offset in part by the use of the available provisions	€ 58

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).